SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (RESULTS OF OPERATIONS ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements
Gross profit	$ 33,146	$ 28,356	$ 27,868
Operating expenses:
Selling, general and administrative	16,777	18,146	21,515
Research and development	9,853	8,502	11,342
Total operating expenses	26,630	26,648	32,857
Operating loss	6,516	1,708	(4,989)
Interest income	1,177	871	557
Interest expense	(48)	(55)	(76)
Other income, net	2,976	2,748	3,489
Equity in net income (loss) of affiliated companies	(687)	984	(13,954)
Income tax benefit (expense)	1,263	788	(4,162)
Net income (loss) attributable to UTStarcom Holdings Corp.	6,981	290	(27,158)
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative	852	671	928
Total operating expenses	852	671	928
Operating loss	(852)	(671)	(928)
Loss before income taxes and equity in loss of affiliated companies	(852)	(671)	(928)
Equity in net income (loss) of affiliated companies	7,833	803	(26,230)
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 6,981	$ 132	$ (27,158)